Related Party Transactions (Details Narrative)															1 Months Ended	9 Months Ended				12 Months Ended
	May 14, 2019 USD ($) $ / shares shares	May 14, 2019 AUD ($) shares	Mar. 14, 2019 USD ($)	Mar. 14, 2019 AUD ($)	Mar. 16, 2018 USD ($)	Mar. 16, 2018 AUD ($)	Feb. 01, 2018 USD ($)	Feb. 01, 2018 AUD ($)	May 05, 2016 USD ($)	May 05, 2016 AUD ($)	Apr. 14, 2016 $ / shares	Feb. 25, 2016 USD ($)	Feb. 25, 2016 AUD ($)	Feb. 25, 2015 AUD ($)	May 31, 2019 shares	Mar. 31, 2020 USD ($) $ / shares	Mar. 31, 2020 AUD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 AUD ($)	Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 AUD ($)	Jun. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 AUD ($)	Mar. 31, 2020 AUD ($)	Jun. 30, 2019 AUD ($)	May 05, 2016 AUD ($)
Loans from related party																$ 45,155				$ 51,867		$ 54,753
Due to related parties																$ 27,131				$ 31,164		$ 32,898
Excercise price | $ / shares
Restricted stock shares of common stock | shares															78,000
Stock price | $ / shares																$ 0.03				$ 6.00
Board of Directors [Member]
Payments form related party																						$ 56,056
Chief Executive Officer [Member]
Payments form related party																$ 138,162				$ 64,377
Bonus payable amount																				137,120
Remaining bonus amount																				185,978
Remaining due and payable																102,135
Granted exercise price | $ / shares											$ 3,750
Restricted stock shares of common stock | shares															39,000
Nathanielsz Employment Agreement [Member]
Expired date														Feb. 25, 2019
Annual salary																$ 205,680				$ 214,590
Percentage of pension of monthly salary																9.50%	9.50%			9.50%	9.50%
Percentage of bonus of annual base salary																200.00%	200.00%			200.00%	200.00%
Nathanielsz Employment Agreement [Member] | Minimum [Member]
Annual salary					$ 205,680
Nathanielsz Employment Agreement [Member] | Maximum [Member]
Annual salary					286,120
AUD Currency [Member] | Board of Directors [Member]
Payments form related party																							$ 80,046
AUD Currency [Member] | Chief Executive Officer [Member]
Payments form related party																	$ 202,620				$ 90,000
Bonus payable amount																					200,000
Remaining bonus amount																					260,000
Remaining due and payable																	167,380
AUD Currency [Member] | Nathanielsz Employment Agreement [Member]
Annual salary														$ 25,000			300,000				300,000
AUD Currency [Member] | Nathanielsz Employment Agreement [Member] | Minimum [Member]
Annual salary						$ 300,000
AUD Currency [Member] | Nathanielsz Employment Agreement [Member] | Maximum [Member]
Annual salary						400,000
Initial Nathanielsz RSUs [Member] | Employment Agreement [Member]
Restricted stock shares of common stock | shares	39,000	39,000
Additional Nathanielsz RSUs [Member] | Employment Agreement [Member]
Restricted stock shares of common stock | shares	39,000	39,000
RSUS vest, shares | shares	7,800	7,800
Gross proceeds from equity financing	$ 4,000,000
Restricted Stock Units [Member] | Employment Agreement [Member]
Restricted stock shares of common stock | shares	78,000	78,000
Stock price | $ / shares	$ 4.25
Restricted stock value	$ 331,500
Fair value of restricted stock	$ 165,747
Initial Kenyon RSUs [Member] | Services Agreement [Member]
Restricted stock shares of common stock | shares	19,500	19,500
Additional Kenyon RSUs [Member] | Services Agreement [Member]
Restricted stock shares of common stock | shares	19,500	19,500
RSUS vest, shares | shares	4,875	4,875
Gross proceeds from equity financing	$ 4,000,000
North Horizon Pty Ltd [Member]
Lease term									5 years																	5 years
Annual rental payments									$ 28,325
Goods and service tax									2,618
Future minimum payments due																$ 29,602				$ 54,291
North Horizon Pty Ltd [Member] | AUD Currency [Member]
Annual rental payments										$ 42,048
Goods and service tax										3,823
North Horizon Pty Ltd [Member] | AUD Currency [Member]
Annual rental payments										39,600
Goods and service tax										$ 3,600
Future minimum payments due																								$ 43,796	$ 75,900
Current and Former Director [Member]
Loans from related party																45,155				51,867		54,753
Former Director [Member]
Due to related parties																27,131				31,164		$ 32,898
Nathanielsz [Member] | North Horizon Pty Ltd [Member]
Future minimum payments due									$ 141,629
Nathanielsz [Member] | North Horizon Pty Ltd [Member] | AUD Currency [Member]
Future minimum payments due																										$ 198,000
Mr. Nathanielsz [Member]
Annual salary							$ 82,272
Payments form related party																$ 19,869				$ 38,463
Mr. Nathanielsz [Member] | Board of Directors [Member]
Payments form related party																		$ 150,602
Mr. Nathanielsz [Member] | AUD Currency [Member]
Annual salary								$ 75,000
Payments form related party																	$ 32,562				$ 53,772
Mr. Nathanielsz [Member] | AUD Currency [Member] | Board of Directors [Member]
Payments form related party																			$ 219,954
James Nathanielsz [Member]
Payments form related party												$ 3,205
James Nathanielsz [Member] | AUD Currency [Member]
Payments form related party													$ 4,481
Mr. Nathanielsz [Member] | Board of Directors [Member]
Officers' compensation	$ 315,376		$ 329,038		$ 210,090
Mr. Nathanielsz [Member] | Employment Agreement [Member]
Agreement term	3 years	3 years
Agreement renewal term	1 year	1 year
Option purchase shares | shares	39,000	39,000
Excercise price | $ / shares	$ 4.675
Market price	110.00%	110.00%
Granted exercise price | $ / shares	$ 4.25
Restricted stock shares of common stock | shares	39,000	39,000
Option term	10 years	10 years
Options vested, description	The Nathanielsz Options have a term of 10 years from the date of grant. 1/3rd of the Nathanielsz Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Mr. Nathanielsz is employed by the Company and subject to the other provisions of the Employment Agreement. The Initial Nathanielsz RSUs shall vest on the one-year anniversary of the Effective Date, subject to Mr. Nathanielsz's continued employment with the Company through such vesting date. The Additional Nathanielsz RSUs will vest as follows, subject to Mr. Nathanielsz's continued employment with the Company through the applicable vesting date: (i) 7,800 of the Additional Nathanielsz RSUs shall vest upon the Company submitting Clinical Trial Application (the "CTA") for PRP, the Company's lead product candidate ("PRP"), for a First-In-Human study for PRP (the "Study") in an applicable jurisdiction to be selected by the Company, (ii) 7,800 of the Additional Nathanielsz RSUs shall vest upon the CTA being approved in an applicable jurisdiction, (iii) 7,800 of the Additional RSUs shall vest upon the Company completing an equity financing in the amount of at least $4,000,000 in gross proceeds, (iv) 7,800 of the Additional Nathanielsz RSUs shall vest upon the shares of the Company's Common Stock being listed on a senior stock exchange (NYSE, NYSEMKT or NASDAQ), and (v) the remaining 7,800 of the Additional Nathanielsz RSUs shall vest upon the Company enrolling its first patient in the Study. Each vested restricted stock unit shall be settled by delivery to Mr. Nathanielsz of one share of the Company's common stock and/or the fair market value of one share of common stock in cash, at the sole discretion of the Company's board of directors and subject to the 2019 Plan, on the first to occur of: (i) the date of a Change of Control (as defined in the Employment Agreement), (ii) the date that is ten business days following the vesting of such restricted stock unit, (iii) the date of Mr. Nathanielsz's death or Disability (as defined in the Employment Agreement), and (iv) Mr. Nathanielsz's employment being terminated either by the Company without Cause or by Mr. Nathanielsz for Good Reason (each as defined in the Employment Agreement). In the event of a Change of Control, any unvested portion of the Nathanielsz Options and such restricted stock units shall vest immediately prior to such event.	The Nathanielsz Options have a term of 10 years from the date of grant. 1/3rd of the Nathanielsz Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Mr. Nathanielsz is employed by the Company and subject to the other provisions of the Employment Agreement. The Initial Nathanielsz RSUs shall vest on the one-year anniversary of the Effective Date, subject to Mr. Nathanielsz's continued employment with the Company through such vesting date. The Additional Nathanielsz RSUs will vest as follows, subject to Mr. Nathanielsz's continued employment with the Company through the applicable vesting date: (i) 7,800 of the Additional Nathanielsz RSUs shall vest upon the Company submitting Clinical Trial Application (the "CTA") for PRP, the Company's lead product candidate ("PRP"), for a First-In-Human study for PRP (the "Study") in an applicable jurisdiction to be selected by the Company, (ii) 7,800 of the Additional Nathanielsz RSUs shall vest upon the CTA being approved in an applicable jurisdiction, (iii) 7,800 of the Additional RSUs shall vest upon the Company completing an equity financing in the amount of at least $4,000,000 in gross proceeds, (iv) 7,800 of the Additional Nathanielsz RSUs shall vest upon the shares of the Company's Common Stock being listed on a senior stock exchange (NYSE, NYSEMKT or NASDAQ), and (v) the remaining 7,800 of the Additional Nathanielsz RSUs shall vest upon the Company enrolling its first patient in the Study. Each vested restricted stock unit shall be settled by delivery to Mr. Nathanielsz of one share of the Company's common stock and/or the fair market value of one share of common stock in cash, at the sole discretion of the Company's board of directors and subject to the 2019 Plan, on the first to occur of: (i) the date of a Change of Control (as defined in the Employment Agreement), (ii) the date that is ten business days following the vesting of such restricted stock unit, (iii) the date of Mr. Nathanielsz's death or Disability (as defined in the Employment Agreement), and (iv) Mr. Nathanielsz's employment being terminated either by the Company without Cause or by Mr. Nathanielsz for Good Reason (each as defined in the Employment Agreement). In the event of a Change of Control, any unvested portion of the Nathanielsz Options and such restricted stock units shall vest immediately prior to such event.
Stock price | $ / shares	$ 4.25
Restricted stock value	$ 165,747
Exercise price | $ / shares	$ 4.65
Dividend yield	0.00%	0.00%
Years to maturity	10 years	10 years
Risk free rate	2.42%	2.42%
Expected volatility	268.00%	268.00%
Mr. Nathanielsz [Member] | AUD Currency [Member] | Board of Directors [Member]
Officers' compensation		$ 460,000		$ 460,000		$ 300,000
Mr. Nathanielsz [Member] | AUD Currency [Member] | Employment Agreement [Member]
Annual salary		400,000
Dr Kenyon [Member] | AUD Currency [Member] | Services Agreement [Member]
Annual salary		$ 54,000
Dr Kenyon [Member] | Services Agreement [Member]
Agreement term	3 years	3 years
Agreement renewal term	1 year	1 year
Option purchase shares | shares	19,500	19,500
Excercise price | $ / shares	$ 4.25
Market price	100.00%	100.00%
Granted exercise price | $ / shares	$ 19,500
Option term	10 years	10 years
Options vested, description	The Kenyon Options have a term of 10 years from the date of grant. 1/3rd of the Kenyon Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Dr. Kenyon is employed by the Company and subject to the other provisions of the Services Agreement. The Initial Kenyon RSUs shall vest on the one-year anniversary of the Effective Date, subject to Dr. Kenyon's continued employment with the Company through such vesting date. The Additional Kenyon RSUs will vest as follows, subject to Dr. Kenyon's continued employment with the Company through the applicable vesting date: (i) 4,875 of the Additional Kenyon RSUs shall vest upon the Company submitting the CTA for PRP for the Study in an applicable jurisdiction to be selected by the Company, (ii) 4,875 of the Additional Kenyon RSUs shall vest upon the Company completing an equity financing in the amount of at least $4,000,000 in gross proceeds, (iii) 4,875 of the Additional Kenyon RSUs shall vest upon the shares of the Company's Common Stock being listed on a senior stock exchange (NYSE, NYSEMKT or NASDAQ), and (iv) the remaining 4,875 of the Additional Kenyon RSUs shall vest upon the Company enrolling its first patient in the Study. Each vested Kenyon RSU shall be settled by delivery to Mr. Kenyon of one share of the Company's common stock and/or the fair market value of one share of common stock in cash, at the sole discretion of the Company's board of directors and subject to the Plan, on the first to occur of: (i) the date of a Change of Control (as defined in the Services Agreement), (ii) the date that is ten business days following the vesting of such Kenyon RSU, (iii) the date of Dr. Kenyon's death or Disability (as defined in the Services Agreement), and (iv) Dr. Kenyon's employment being terminated either by the Company without Cause or by Dr. Kenyon for Good Reason (as defined in the Services Agreement). In the event of a Change of Control (as defined in the Services Agreement), 50% of any unvested portion of the Kenyon Options and the Kenyon RSUs shall vest immediately prior to such event.	The Kenyon Options have a term of 10 years from the date of grant. 1/3rd of the Kenyon Options shall vest every successive one-year anniversary following the Effective Date, provided, that on each such vesting date Dr. Kenyon is employed by the Company and subject to the other provisions of the Services Agreement. The Initial Kenyon RSUs shall vest on the one-year anniversary of the Effective Date, subject to Dr. Kenyon's continued employment with the Company through such vesting date. The Additional Kenyon RSUs will vest as follows, subject to Dr. Kenyon's continued employment with the Company through the applicable vesting date: (i) 4,875 of the Additional Kenyon RSUs shall vest upon the Company submitting the CTA for PRP for the Study in an applicable jurisdiction to be selected by the Company, (ii) 4,875 of the Additional Kenyon RSUs shall vest upon the Company completing an equity financing in the amount of at least $4,000,000 in gross proceeds, (iii) 4,875 of the Additional Kenyon RSUs shall vest upon the shares of the Company's Common Stock being listed on a senior stock exchange (NYSE, NYSEMKT or NASDAQ), and (iv) the remaining 4,875 of the Additional Kenyon RSUs shall vest upon the Company enrolling its first patient in the Study. Each vested Kenyon RSU shall be settled by delivery to Mr. Kenyon of one share of the Company's common stock and/or the fair market value of one share of common stock in cash, at the sole discretion of the Company's board of directors and subject to the Plan, on the first to occur of: (i) the date of a Change of Control (as defined in the Services Agreement), (ii) the date that is ten business days following the vesting of such Kenyon RSU, (iii) the date of Dr. Kenyon's death or Disability (as defined in the Services Agreement), and (iv) Dr. Kenyon's employment being terminated either by the Company without Cause or by Dr. Kenyon for Good Reason (as defined in the Services Agreement). In the event of a Change of Control (as defined in the Services Agreement), 50% of any unvested portion of the Kenyon Options and the Kenyon RSUs shall vest immediately prior to such event.
Stock price | $ / shares	$ 4.25
Restricted stock value	$ 82,873
Exercise price | $ / shares	$ 4.25
Dividend yield	0.00%	0.00%
Years to maturity	10 years	10 years
Risk free rate	2.42%	2.42%
Expected volatility	268.00%	268.00%
Dr Kenyon [Member] | Restricted Stock [Member] | Services Agreement [Member]
Restricted stock shares of common stock | shares	39,000	39,000
Stock price | $ / shares	$ 4.25
Restricted stock value	$ 165,750
Fair value of restricted stock	$ 82,873